UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                                           Report to Stockholders.

TCW Strategic
Income Fund, Inc.

Directors and Officers

Samuel P. Bell

Director

Richard W. Call

Director

Ernest O. Ellison

Director

Matthew K. Fong

Director

Alvin R. Albe, Jr.

President and Chief Executive Officer

Jeffrey E. Gundlach

Senior Vice President

Thomas D. Lyon

Senior Vice President

Thomas E. Larkin, Jr.

Senior Vice President

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

John A. Gavin

Director

Patrick C. Haden

Chairman

Charles A. Parker

Director

Robert G. Sims

Director

Philip K. Holl

Secretary and Associate General Counsel

Michael E. Cahill

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

George N. Winn

Assistant Treasurer

Shareholder Information

Investment Adviser

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and Disbursing Agent and Registrar

The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

Legal Counsel

Dechert LLP
1775 Eye Street N.W.
Washington DC, 20006

TCW Strategic
Income Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2006

(THIS PAGE INTENTIONALLY LEFT BLANK)

TCW Strategic Income Fund, Inc.

THE PRESIDENT'S LETTER

Dear Shareholder:

This is the first report of TCW Strategic Income Fund, Inc. (TSI), formally known as the TCW Convertible Securities Fund (CVT). On September 29, 2005, the shareholders of CVT approved several proposals expanding the types of securities in which the Fund could invest and its ability to employ leverage. On December 22, 2005, the Fund changed its name to TCW Strategic Income Fund, Inc. Finally, on March 1, 2006, Jeffrey Gundlach, Chief Investment Officer of the Fund's investment advisor, was named portfolio manager of TSI and the Fund began the transition from a portfolio consisting almost entirely of convertible securities into the new TSI portfolio. These actions were initiated by the Board of Directors to address a situation whereby CVT's share price persistently traded at a discount to net asset value (NAV) and a significant portion of the Funds quarterly dividend was a return-of-capital.

With its expanded ability to invest in multiple asset classes, TSI can now avail itself of the full expertise of The TCW Group Inc. (TCW), parent company of the Fund's investment advisor. TCW has extensive investment capabilities, currently managing over $130 billion for institutional and individual investors. Under Jeffrey Gundlach's stewardship, TSI will have the flexibility to pursue investments in those opportunities deemed most attractive to earning the quarterly dividend and increasing the Fund's NAV.

At June 30, 2006, the TSI portfolio was still in a ramp up phase with a 70/30 target allocation between fixed income and equity securities. The fixed income portfolio has made purchases in the collateralized debt obligation equity, high yield, asset backed, and mortgage-backed asset classes whereas the equity portfolio has established positions in convertibles, mid-cap growth, and large cap value. The Fund has also employed a modest amount of leverage totaling 10.5% of total assets. It is anticipated that the Fund's portfolio will be fully repositioned by year-end.

Performance of the Fund

For the six months ending June 30, 2006, including dividends, the Fund's shareholders realized a return of 3.25%, primarily due to a narrowing of the Fund's discount to NAV. The Fund's NAV increased by 0.68% with dividends reinvested. The two quarterly dividends paid during the first six months were 9.4¢ each.

We are very excited about the opportunity to reposition the investment thesis of the Fund to a "best ideas" approach to fixed income and equity investing. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support.

Sincerely,

Alvin R. Albe, Jr.
President & Chief
Executive Officer

July 13, 2006

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED)

Principal Amount		Value
	Fixed Income Securities
	Asset Backed Securities (12.4% of Net Assets)
	Banking (12.4%)
$2,500,000	Ameriquest Mortgage Securities, Inc., (06-R2-M10), 7.24%, due 03/29/36	$2,226,769
2,661,000	Argent Securities, Inc., (06-W3-M10), (144A), 7.253%, due 05/25/36	2,358,311	*
2,000,000	Argent Securities, Inc., (06-W4-M10), 7.429%, due 05/25/36	1,790,000
2,000,000	Carrington Mortgage Loan Trust (06-NC1-M10), (144A), 8.323%, due 01/25/36	1,858,750	*
2,000,000	Countrywide Asset-Backed Certificates (06-5-B), 7.723%, due 03/25/36	2,022,900
2,000,000	Countrywide Asset-Backed Certificates (06-6-B), (144A), 7.751%, due 03/29/36	1,831,100	*
1,000,000	CW Capital Cobalt, (06-2A-K), (144A), 8.55%, due 04/26/50	1,000,000	*
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF5-M10), (144A), 7.323%, due 04/25/36	1,764,688	*
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF7-M10), (144A), 7.12%, due 05/25/36	1,770,938	*
2,000,000	Fremont Home Loan Trust (06-2-M9), 7.723%, due 04/28/36	1,813,750
2,000,000	HSI Asset Securitization Corp. Trust (06-OPT3-M9), 6.78%, due 04/05/36	2,004,688

Principal Amount		Value
$2,000,000	JP Morgan Mortgage Acquisition Corp., (06-NC1-M10), (144A), 7.34%, due 04/25/36	$1,795,000	*
1,000,000	Residential Asset Mortgage Products, Inc., (06-NC3-M9), 7.053%, due 03/25/36	1,000,000
2,000,000	Saxon Asset Securities Trust (06-2-B4), 7.63%, due 09/25/36	1,789,760
2,000,000	Trust (06-OPT2-M9), (144A), 7.32%, due 05/25/36	1,818,438	*
2,000,000	Soundview Home Equity Loan Trust (06-OPT3-M9), (144A), 7.823%, due 06/25/36	1,814,375	*
2,000,000	Structured Asset Securities Corp., (06-WF1-M9), 6.818%, due 02/25/36	2,006,876
	Total Banking	30,666,343
	Total Asset Backed Securities (Cost: $29,977,789)	30,666,343
	Collateralized Debt Obligations (6.3%)
	Banking (6.3%)
4,000,000	ARES VR, Ltd. (06-1A-SUB), (144A), 7.253%, due 02/24/2018 (CLO)	3,760,000	*
1,000,000	IXIS ABS CDO Ltd., (06-1I-E), 11.41%, due 12/13/46	1,000,000
3,000,000	Katonah, Ltd., (8A-Sub), (144A), 0%, due 05/20/18	2,790,000	*
3,000,000	Prospect Park CDO, Ltd. (06-1I-Sub), 0%, due 07/15/20	3,000,000

CLO – Collateralized Loan Obligation.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to $114,721,349 or 46.4% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Fund's Board of Directors.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Principal Amount		Value
$2,000,000	Vertical CDO Ltd., (06-2A-C), 11.444%, due 05/09/46	$1,997,910
2,000,000	Vertical CDO Ltd., (06-2A-Sub), (144A), 0%, due 05/09/46	2,000,000	*
1,000,000	Vertical CDO Ltd., (06-CR1A-G), 9.08%, due 04/22/46	1,000,000
	Total Banking	15,547,910
	Total Collateralized Debt Obligations (Cost: $15,310,000)	15,547,910
	Convertible Corporate Bonds (8.6%)
	Biotechnology (0.8%)
2,095,000	MedImmune Inc., $25.87, 1%, due 07/15/23	2,077,297
	Commercial Services (0.2%)
355,000	Rentech, Inc., $4.23, 4%, due 04/15/13	467,933
	Electronics (3.8%)
1,885,000	Agere Systems, Inc., 6.5%, due 12/15/09	1,880,438
1,590,000	ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06	1,758,747	*
2,025,000	Brooks Automation, Inc., 4.75%, due 06/01/08	1,946,005
1,935,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	1,918,727
1,895,000	LSI Logic Corp., 4%, due 05/15/10	1,924,391
	Total Electronics	9,428,308
	Industrial - Diversified (0.5%)
900,000	Tyco International Group SA, $25.97, 3.125%, due 01/15/23	1,172,898

Principal Amount		Value
	Media - Broadcasting & Publishing (0.8%)
$2,060,000	Ciena Corp., 3.75%, due 02/01/08	$1,997,314
	Medical Supplies (0.8%)
1,930,000	LTX Corp., 4.25%, due 08/15/06	1,920,871
	Pharmaceuticals (0.8%)
685,000	Connetics Corp., $8.00, 2%, due 03/30/15	594,998
1,730,000	Connetics Corp., (144A), 2%, due 03/30/15	1,502,695	*
	Total Pharmaceuticals	2,097,693
	Real Estate (0.9%)
2,025,000	Affordable Residental Communities, Inc., (144A), 7.5%, due 08/15/25	2,120,317	*
	Total Convertible Corporate Bonds (Cost: $21,904,964)	21,282,631
	Convertible Preferred Stocks (12.1%)
	Automobiles (1.6%)
43,785	Ford Motor Co. Capital Trust II, $3.25	1,225,980
54,400	General Motors Corp., $1.125	1,339,600
77,950	General Motors Corp., $1.3125	1,442,075
	Total Automobiles	4,007,655
	Commercial Services (1.3%)
61,450	Central Parking Finance Trust, $15.02	1,244,362
41,985	United Rentals, Inc., $3.25	1,994,287
	Total Commercial Services	3,238,649
	Containers & Packaging (0.6%)
63,561	Smurfit-Stone Container Corp., $1.75	1,430,122

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to $114,721,349 or 46.4% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Fund's Board of Directors.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Principal Amount		Value
	Electric Utilities (1.5%)
$42,100	AES Trust III, $3.375	$1,999,750
79,500	Great Plains Energy, Inc., $2.00	1,838,835
	Total Electric Utilities	3,838,585
	Food & Staples Retailing (1.6%)
80,165	Albertson's, Inc., $1.8125	2,018,555
37,760	Rite Aid Corp., $3.50	1,958,800
	Total Food & Staples Retailing	3,977,355
	Insurance (2.5%)
58,475	Chubb Corp., $1.75	2,075,863
26,600	Hartford Financial Services Group, Inc., $3.50	1,998,325
32,705	Reinsurance Group of America, Inc., $2.875	2,031,798
	Total Insurance	6,105,986
	Media (0.7%)
2,000	Interpublic Group of Companies., Inc., (144A), $52.50	1,695,000	*
	Office Electronics (0.7%)
15,805	Xerox Corp., $6.25	1,778,379
	Oil, Gas & Consumable Fuels (0.8%)
20,945	Chesapeake Energy Corp., $4.50	1,967,259
	Road & Rail (0.8%)
1,860	Kansas City Southern, $51.25	2,025,308
	Total Convertible Preferred Stocks (Cost: $30,975,623)	30,064,298

Principal Amount		Value
	Collateralized Mortgage Obligations (18.1%)
	Banking (2.1%)
$5,825,372	GSR Mortgage Loan Trust (03-7F-1A4), 5.25%, due 06/25/33	$5,270,370
	U.S. Government Securities (16.0%)
2,023,000	Federal Home Loan Mortgage Corp. (2684-SN), 4.506%, due 10/15/33	1,199,575
1,950,546	Federal Home Loan Mortgage Corp. (2870-E0), 0%, due 10/15/34 (P/O)	1,016,811
3,144,097	Federal Home Loan Mortgage Corp. (2951-NS), 0%, due 03/15/35 (I/F)	1,578,166
3,050,876	Federal Home Loan Mortgage Corp. (2962-GT), 0%, due 04/15/35 (I/F)(TAC)	2,754,629
1,542,358	Federal Home Loan Mortgage Corp. (2990-JK), 1.678%, due 03/15/35 (I/F)	1,146,802
1,816,864	Federal Home Loan Mortgage Corp. (3019-SQ), 0%, due 06/15/35 (I/F)	985,507
3,851,864	Federal Home Loan Mortgage Corp. (3035-TP), 6.5%, due 12/15/33	3,645,404
2,653,824	Federal Home Loan Mortgage Corp. (3062-HO), 0%, due 11/15/35 (P/O)	1,721,138
1,836,101	Federal Home Loan Mortgage Corp. (3074-LO), 0%, due 11/15/35 (P/O)	1,052,090
414,044	Federal Home Loan Mortgage Corp. (3076-ZQ), 5.5%, due 11/15/35	385,738
1,960,591	Federal Home Loan Mortgage Corp. (3081-PO), 0%, due 07/15/33 (P/O)	1,323,725

P/O – Principal Only Security.

I/F – Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

TAC – Target Amortization Class.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to $114,721,349 or 46.4% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Fund's Board of Directors.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Principal Amount		Value
$3,576,172	Federal Home Loan Mortgage Corp. (3092-CS), 7.488%, due 12/15/35 (TAC)	$3,274,629
3,723,340	Federal Home Loan Mortgage Corp. (3092-LO), 0%, due 12/15/35 (P/O)(TAC)	2,862,578
2,949,977	Federal Home Loan Mortgage Corp. (3092-OL), 0%, due 12/15/35 (P/O)	2,057,520
1,725,511	Federal Home Loan Mortgage Corp. (3153-NK), 5.573%, due 05/15/36	1,158,006
3,219,733	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	2,721,391
2,130,822	Federal National Mortgage Association (05-44-TS), 2.092%, due 03/25/35	1,401,741
3,775,599	Federal National Mortgage Association (05-69-HO), 0%, due 08/25/35 (P/O)	2,629,780
1,762,820	Federal National Mortgage Association (05-92-DT), 6%, due 10/25/35 (TAC)	1,617,831
3,614,429	Federal National Mortgage Association (25-62-BO), 0%, due 07/25/35 (P/O)	2,459,402
4,368,405	Government National Mortgage Association (05-45-DK), 1.167%, due 06/16/35 (I/F)	2,599,376
	Total U.S. Government Securities	39,591,839
	Total Collateralized Mortgage Obligations (Cost: $47,256,708)	44,862,209

Principal Amount		Value
	Other Fixed Income (34.7%)
	Banking (1.1%)
$1,000,000	CW Capital Cobalt II, Preferred	$940,000	**
1,750,000	Vertical CDO 2006-1 Corp., Preferred	1,750,000	**
	Total Banking	2,690,000
	Financial Services (33.6%)
85,221,000	Dow Jones CDX, NA. HY Trust I, (144A), 8.625% due 06/29/11	82,112,990	*#
1,000	Fortis I Funding, Ltd. Preferred, (144A), 0%, due 07/12/41	970,000	* **
	Total Financial Services	83,082,990
	Total Other Fixed Income (Cost: $89,143,253)	85,772,990
	Total Fixed Income Securities (Cost: $234,568,337) (92.2%)	228,196,381
Number of Shares
	Common Stock
	Aerospace & Defense (0.2%)
12,000	Honeywell International, Inc.	483,840
	Automobiles (0.2%)
18,400	General Motors Corp.	548,228
	Biotechnology (0.8%)
10,100	Cubist Pharmaceuticals, Inc.	254,621	**
13,700	CV Therapeutics, Inc.	191,732	**
9,300	Genentech, Inc.	760,182	**
7,900	MedImmune, Inc.	214,129	**
7,700	Nuvelo, Inc.	127,820	**

P/O – Principal Only Security.

I/F – Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

TAC – Target Amortization Class.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to $114,721,349 or 46.4% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Fund's Board of Directors.

  **  Non-income producing.

  #  Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Number of Shares		Value
6,600	Onyx Pharmaceuticals, Inc.	$110,946	**
6,700	Vertex Pharmaceuticals, Inc.	236,979	**
	Total Biotechnology	1,896,409
	Capital Markets (0.8%)
23,000	E*TRADE Group, Inc.	524,975	**
10,600	Merrill Lynch & Co., Inc.	737,177
12,400	SEI Investments Co.	605,988
	Total Capital Markets	1,868,140
	Chemicals (0.4%)
5,800	Air Products & Chemicals, Inc.	370,968
14,500	Du Pont (E.I.) de Nemours & Co.	603,127
	Total Chemicals	974,095
	Commercial Banks (0.2%)
6,400	Hancock Holding Co.	358,944
4,880	Signature Bank	161,796	**
	Total Commercial Banks	520,740
	Commercial Services & Supplies (1.5%)
7,700	Advisory Board Co.	368,907	**
9,000	Corporate Executive Board Co.	902,115
11,600	Monster Worldwide, Inc.	495,552	**
21,500	Resources Connection, Inc.	537,822	**
18,200	Robert Half International, Inc.	764,491
17,000	Waste Management, Inc.	609,620
	Total Commercial Services & Supplies	3,678,507
	Communications Equipment (0.6%)
137,600	Lucent Technologies, Inc.	331,616	**
48,500	Nokia Oyj (ADR)	989,759
3,700	Research In Motion, Ltd.	258,075	**
	Total Communications Equipment	1,579,450

Number of Shares		Value
	Computers & Peripherals (0.5%)
23,800	Hewlett-Packard Co.	$753,984
5,200	International Business Machines Corp.	399,386
	Total Computers & Peripherals	1,153,370
	Consumer Finance (0.2%)
4,800	Capital One Financial Corp.	410,112
	Containers & Packaging (0.3%)
39,100	Packaging Corp. of America	861,373
	Diversified Consumer Services (0.3%)
14,900	Bright Horizons Family Solutions, Inc.	561,655	**
2,600	Strayer Education, Inc.	251,719
	Total Diversified Consumer Services	813,374
	Diversified Financial Services (1.0%)
18,700	Citigroup, Inc.	902,088
9,300	GFI Group, Inc.	502,014	**
24,200	JPMorgan Chase & Co.	1,016,400
	Total Diversified Financial Services	2,420,502
	Diversified Telecommunication Services (0.7%)
32,200	AT&T, Inc.	898,219
23,900	BCE, Inc.	565,235	**
35,000	Qwest Communications International, Inc.	283,150	**
	Total Diversified Telecommunication Services	1,746,604
	Electric Utilities (0.2%)
15,500	American Electric
	Power Co., Inc.	530,565

ADR – American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  **  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Electrical Equipment (0.1%)
9,900	Energy Conversion Devices, Inc.	$361,201	**
	Electronic Equipment & Instruments (0.2%)
11,900	Silicon Laboratories, Inc.	406,682	**
	Energy Equipment & Services (1.0%)
9,500	FMC Technologies, Inc.	640,537	**
5,600	Foster Wheeler, Ltd.	241,892	**
5,500	National-Oilwell Varco, Inc.	348,012	**
20,100	Smith International, Inc.	893,947
7,300	Veritas DGC, Inc.	376,497	**
	Total Energy Equipment & Services	2,500,885
	Financial Services (0.1%)
6,000	T. Rowe Price Group, Inc.	226,650
	Food Products (0.5%)
950	Flowers Foods, Inc.	27,217
16,900	Kraft Foods, Inc., Class A	522,294
39,900	Sara Lee Corp.	639,996
	Total Food Products	1,189,507
	Health Care Equipment & Supplies (0.7%)
11,500	Abaxis, Inc.	256,968	**
15,600	Boston Scientific Corp.	262,548	**
4,800	Foxhollow Technologies, Inc.	131,160	**
13,100	IntraLase Corp.	219,556	**
4,600	Intuitive Surgical, Inc.	527,275	**
5,500	Palomar Medical Technologies, Inc.	250,388	**
	Total Health Care Equipment & Supplies	1,647,895
	Health Care Providers & Services (0.6%)
6,500	Aetna, Inc.	259,610
8,900	Express Scripts, Inc.	638,842	**

Number of Shares		Value
7,000	HCA, Inc.	$301,945
40,700	Tenet Healthcare Corp.	283,882	**
	Total Health Care Providers & Services	1,484,279
	Health Care Technology (0.1%)
5,800	Cerner Corp.	215,702	**
	Hotels, Restaurants, & Leisure (0.4%)
8,600	Ctrip.com International, Ltd. (ADR)	439,030
5,400	McDonald's Corp.	181,467
6,700	Wynn Resorts, Ltd.	491,277	**
	Total Hotels, Restaurants, & Leisure	1,111,774
	Household Durables (0.1%)
6,900	Sony Corp. (ADR)	304,816
	Household Products (0.2%)
7,500	Kimberly-Clark Corp.	462,900
	Information Technology Services (0.9%)
8,000	Alliance Data Systems Corp.	470,960	**
5,200	CheckFree Corp.	257,920	**
12,600	Cognizant Technology Solutions Corp., Class A	848,925	**
21,900	Electronic Data Systems Corp.	527,243
	Total Information Technology Services	2,105,048
	Insurance (0.8%)
5,500	American International Group, Inc.	324,803
11,400	Chubb Corp.	568,632
18,998	National Interstate Corp.	515,321
11,600	The St. Paul Travelers Companies, Inc.	517,128
	Total Insurance	1,925,884

ADR – American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  **  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Internet & Catalog Retail (0.2%)
700	Gmarket, Inc. (ADR)	$10,759	**
17,200	Netflix, Inc.	467,754	**
	Total Internet & Catalog Retail	478,513
	Internet Software & Services (0.6%)
2,900	Baidu.com, Inc. (ADR)	239,337	**
19,700	eBay, Inc.	576,816	**
4,800	SINA Corp.	119,928	**
14,800	Yahoo!, Inc.	487,438	**
	Total Internet Software & Services	1,423,519
	Leisure Equipment & Products (0.2%)
29,400	Mattel, Inc.	485,394
	Life Science Tools & Services (0.1%)
3,800	Invitrogen Corp.	251,332	**
	Machinery (0.2%)
10,900	Joy Global, Inc.	569,852
	Media (0.8%)
17,800	Clear Channel Communications, Inc.	550,910
18,000	Comcast Corp., Class A	590,850	**
35,300	Regal Entertainment Group, Class A	717,826
	Total Media	1,859,586
	Metals & Mining (0.1%)
5,200	United States Steel Corp.	364,676
	Multiline Retail (0.3%)
9,100	Federated Department Stores, Inc.	333,106
3,400	Sears Holdings Corp.	526,949	**
	Total Multiline Retail	860,055

Number of Shares		Value
	Multi-Utilities (0.8%)
26,583	Dominion Resources, Inc.	$1,987,079
	Oil, Gas & Consumable Fuels (1.0%)
6,600	Chevron Corp.	409,596
14,200	ConocoPhillips	930,526
9,000	Frontier Oil Corp.	287,595
7,100	Ultra Petroleum Corp.	422,095	**
9,300	Whiting Petroleum Corp.	389,205	**
	Total Oil, Gas & Consumable Fuels	2,439,017
	Paper & Forest Products (0.2%)
19,600	MeadWestvaco Corp.	547,428
	Pharmaceuticals (0.7%)
17,200	Pfizer, Inc.	403,684
15,800	Salix Pharmaceuticals, Ltd.	193,945	**
13,100	Watson Pharmaceuticals, Inc.	304,968	**
17,500	Wyeth	776,563
	Total Pharmaceuticals	1,679,160
	Real Estate (0.2%)
10,400	CapitalSource, Inc.	243,568
18,700	Crescent Real Estate Equities Co. (REIT)	345,576
	Total Real Estate	589,144
	Road & Rail (0.6%)
2,000	Con-way, Inc.	115,840
13,800	CSX Corp.	971,658
3,400	Union Pacific Corp.	315,826
	Total Road & Rail	1,403,324
	Semiconductors & Semiconductor Equipment (0.7%)
14,700	Broadcom Corp., Class A	441,809	**
9,100	Hittite Microwave Corp.	329,739	**
27,300	Intel Corp.	517,199

ADR – American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

REIT – Real Estate Investment Trust.

  **  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2006 (UNAUDITED) (CONT'D)

Number of Shares		Value
8,300	Marvell Technology
	Group, Ltd.	$367,068	**
	Total Semiconductors & Semiconductor Equipment	1,655,815
	Software (0.5%)
10,100	ANSYS, Inc.	482,528	**
46,900	Opsware, Inc.	384,815	**
14,000	Salesforce.com, Inc.	373,240	**
	Total Software	1,240,583
	Specialty Retail (0.0%)
400	J. Crew Group, Inc.	10,980	**
	Thrifts & Mortgage Finance (0.1%)
7,300	Fannie Mae	351,349

Number of Shares		Value
	Trading Companies & Distributors (0.2%)
11,500	MSC Industrial Direct Co., Class A	$546,998
	Wireless Telecommunication Services (0.2%)
7,000	Alltel Corp.	446,810
	Total Common Stock (Cost: $54,267,109) (21.3%)	52,619,146
	TOTAL INVESTMENTS (Cost: $288,835,446) (113.5%)	280,815,527
	LIABILITIES IN EXCESS OF OTHER ASSETS (-13.5%)	(33,339,192)
	NET ASSETS (100.0%)	$247,476,335

  **  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

INVESTMENTS BY INDUSTRY—JUNE 30, 2006 (UNAUDITED)

Industry	Percentage of Net Assets
Aerospace & Defense	0.2%
Automobiles	1.8
Banking	21.9
Biotechnology	1.6
Capital Markets	0.8
Chemicals	0.4
Commercial Banks	0.2
Commercial Services	1.5
Commercial Services & Supplies	1.5
Communications Equipment	0.6
Computers & Peripherals	0.5
Consumer Finance	0.2
Containers & Packaging	0.9
Diversified Consumer Services	0.3
Diversified Financial Services	1.0
Diversified Telecommunication Services	0.7
Electric Utilities	1.7
Electrical Equipment	0.1
Electronic Equipment & Instruments	0.2
Electronics	3.8
Energy Equipment & Services	1.0
Financial Services	33.7
Food & Staples Retailing	1.6
Food Products	0.5
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.6
Health Care Technology	0.1
Hotels, Restaurants, & Leisure	0.4
Household Durables	0.1
Household Products	0.2
Industrial - Diversified	0.5
Information Technology Services	0.9
Insurance	3.3
Internet & Catalog Retail	0.2
Internet Software & Services	0.6
Leisure Equipment & Products	0.2

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

INVESTMENTS BY INDUSTRY—JUNE 30, 2006 (UNAUDITED)

Industry	Percentage of Net Assets
Life Science Tools & Services	0.1%
Machinery	0.2
Media	1.5
Media - Broadcasting & Publishing	0.8
Medical Supplies	0.8
Metals & Mining	0.1
Multiline Retail	0.3
Multi-Utilities	0.8
Office Electronics	0.7
Oil, Gas & Consumable Fuels	1.8
Paper & Forest Products	0.2
Pharmaceuticals	1.5
Real Estate	1.1
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	0.7
Software	0.5
Specialty Retail	0.0 **
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.2
U.S. Government Securities	16.0
Wireless Telecommunication Services	0.2
Total	113.5%

  *  These classifications are unaudited.

  **  Value rounds to less than 0.1% of net assets

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—JUNE 30, 2006 (UNAUDITED)

Assets:
Investments, at Value (Cost: $288,835,446)	$280,815,527
Cash	593,515
Interest and Dividends Receivable	767,417
Receivables for Securities Sold	583,979
Total Assets	282,760,438
Liabilities:
Payable for Line of Credit	29,100,000
Distributions Payable	4,475,338
Payables for Securities Purchased	1,324,656
Accrued Investment Advisory Fees	134,999
Accrued Directors' Fees and Expenses	36,866
Accrued Compliance Expense	656
Other Accrued Expenses	211,588
Total Liabilities	35,284,103
Net Assets	$247,476,335
Net Assets were comprised of:
Common Stock, par value $0.01 per share, (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in Capital	347,937,957
Accumulated Net Realized (Loss) on Investments	(84,120,092)
Net Unrealized (Depreciation) of Investments	(8,019,920)
Distributions in Excess of Net Investment Income	(8,797,710)
Net Assets	$247,476,335
Net Asset Value per Share	$5.20

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF OPERATIONS—SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

Investment Income:
Interest (including net security lending fees of $50,926)	$5,353,614
Dividends (net of foreign withholding of taxes of $3,424)	1,640,790
Total Investment Income	6,994,404
Expenses:
Investment Advisory Fees	770,766
Accounting Fees	18,988
Administration Fees	35,472
Audit and Tax Service Fees	25,998
Transfer Agent Fees	29,820
Custodian Fees	11,429
Directors' Fees and Expenses	40,381
Compliance Expense	3,003
Interest Expense (Note 9)	124,080
Proxy	44,935
Listing Fees	22,806
Insurance	2,621
Legal Fees	43,078
Printing and Distribution	21,017
Miscellaneous	13,932
Total Expenses	1,208,326
Net Investment Income	5,786,078
Net Realized Gain and Change in Unrealized Depreciation of Investments:
Net Realized Gain on Investments	7,369,358
Change in Unrealized (Depreciation) of Investments	(11,652,559)
Net Realized Gain and Change in Unrealized Depreciation of Investments	(4,283,201)
Increase in Net Assets Resulting from Operations	$1,502,877

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,786,078	$9,796,240
Net Realized Gain on Investments	7,369,358	8,332,812
Change in Unrealized (Depreciation) of Investments	(11,652,559)	(19,593,456)
Increase (Decrease) in Net Assets Resulting from Operations	1,502,877	(1,464,404)
Distributions to Shareholders:
From Net Investment Income	(8,950,679)	(19,234,437)
Capital Share Transactions:
Shares Repurchased (1,000,000 for the year ended December 31, 2005)	—	(5,249,694)
(Decrease) in Net Assets Resulting from Net Capital Share Transactions	—	(5,249,694)
Total (Decrease) in Net Assets	(7,447,802)	(25,948,535)
Net Assets:
Beginning of Period	254,924,137	280,872,672
End of Period	$247,476,335	$254,924,137
Undistributed (Accumulated) Net Investment Income (Loss)	$(8,797,710)	$(5,633,109)

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1—Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (formerly, TCW Convertible Securities Fund, Inc.) (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total return comprised of current income and capital appreciation. The Fund may invest in convertible securities, marketable equity securities, investment grade debt securities, high yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities ("U.S. Government Securities"), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund's investment advisor to be consistent with the Fund's investment objective.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identified cost.

Distributions: Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund's Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund's net asset value on an annualized basis. The distribution will be based on the Fund's net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions (which the Fund presently meets), federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for market discount and premium, losses deferred due to wash sales and spillover distributions. Permanent book and

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Recently Issued Accounting Standard: In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No.48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a Fund's financial statements in accordance with Statement of Financial Accounting Standards 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is in the process of evaluating the impact of adopting FIN 48 on the Fund's financial statements.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income and any net realized gains on investments to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2006, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$4,286,106
Depreciated securities	(12,339,886)
Net unrealized appreciation	$(8,053,780)
Cost of securities for federal income tax purposes	$288,869,307

Note 3—Investment Advisory and Service Fees:

TCW Investment Management Company (the "Advisor") is the investment advisor of the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average managed assets and 0.50% of the Fund's average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund's Board of Directors, a portion of the Advisor's costs associated in support of the Fund's Rule 38a-1 compliance obligations, which is included on the Statement of Operations.

Note 4—Purchases and Sales of Securities:

For the six months ended June 30, 2006, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $274,890,766 and $288,082,803, respectively for non U.S. Government securities.

Purchases of U.S. Government securities aggregated $44,112,516 and there were no sales of U.S. Government securities during this same period.

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

Note 5—Security Lending:

During the six months ended June 30, 2006, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments. At June 30, 2006, there were no loaned securities.

Note 6—Directors' Fees:

Directors who are not affiliated with the Advisor received, as a group, aggregate fees and expenses of $40,381 from the Fund for the six months ended June 30, 2006. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

Note 7—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at June 30, 2006.

Note 8—Share Repurchase Plan:

On October 28, 2004, the Board of Directors of the Fund authorized the Fund to adopt a share repurchase plan which involved the repurchase of up to 1 million shares of its common stock. The Fund commenced the repurchase plan on January 24, 2005, and completed the repurchase of the 1 million shares on February 25, 2005. The following is the summary of the Plan:

Year Ended December 31, 2005
Total Shares Repurchased	1,000,000
Cost of Shares Repurchased	$5,249,694
Average Price of Shares Repurchased	$5.25
Average Discount from NAV	7.90%

Note 9—Loan Outstanding:

The Fund is permitted to have bank borrowings for investment purposes as permitted by its prospectus and SEC leverage requirements. The Fund has entered into a syndicated line of credit agreement with the Bank of New York. This agreement enables the Fund to utilize a renewable 364-day unsecured line of credit, which permits borrowings of up to $100 million. The average daily loan balance during the period for which loans were outstanding amounted to $16,892,727, and the weighted average interest rate was 5.753%. Interest expense for the line of credit was $124,080 for the six months ended June 30, 2006. The outstanding borrowing under the line of credit is $29,100,000 at June 30, 2006.

TCW Strategic Income Fund, Inc.

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value Per Share, Beginning of Period	$5.35		$5.78	$5.62	$4.63	$6.70	$8.48
Income from Operations:
Net Investment Income (3)	0.12		0.21	0.20	0.20	0.32	0.38
Net Realized and Unrealized Gains (Losses) on Securities	(0.08)		(0.25)	0.19	1.00	(1.68)	(1.31)
Total from Investment Operations	0.04		(0.04)	0.39	1.20	(1.36)	(0.93)
Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.40)	(0.24)	(0.16)	(0.32)	(0.60)
Distributions from Paid-in-Capital	—		—	—	(0.06)	(0.39)	(0.24)
Total Distributions	(0.19)		(0.40)	(0.24)	(0.22)	(0.71)	(0.84)
Capital Activity:
Impact to Capital for Shares Issued	—		—	— (6)	—	—	(0.01)
Impact to Capital for Shares Repurchased	—		0.01	0.01	0.01	—	—
Total from Capital Activity	—		0.01	0.01	0.01	—	(0.01)
Net Asset Value Per Share, End of Period	$5.20		$5.35	$5.78	$5.62	$4.63	$6.70
Market Value Per Share, End of Period	$4.66		$4.69	$5.36	$4.98	$4.16	$8.55
Total Investment Return (1)	3.25	% (5)	(5.17)%	13.02%	25.14%	(45.11)%	(9.27)%
Net Asset Value Total Return (2)	0.68	% (5)	(0.36)%	7.23%	26.82%	(20.75)%	(10.89)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$247,476		$254,924	$280,873	$278,361	$236,073	$339,577
Ratio of Expenses to Average Net Assets	0.85	% (4)	0.89%	0.90%	0.84%	0.83%	0.75%
Ratio of Net Investment Income to Average Net Assets	4.54	% (4)	3.73%	3.51%	3.89%	5.82%	5.16%
Ratio of Expenses including Interest Expense to Average Net Assets	0.95	% (4)	—%	—%	—%	—%	—%
Portfolio Turnover Rate	134.88	% (5)	56.04%	91.35%	115.16%	75.04%	129.57%

(1)  Based on net market value per share, adjusted for reinvestment of distributions.

(2)  Based on net asset value per share, adjusted for reinvestment of distributions.

(3)  Computed using average shares outstanding throughout the period.

(4)  Annualized.

(5)  For the six months ended June 30, 2006 and not indicative of a full year's operating results.

(6)  Impact from reclassification of $114,359 from other accrued expenses to paid-in capital is less than $0.01. The Fund reclassified the amount in 2004 in that the estimated liabilities related to the Fund's last rights offering are no longer required.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling (877) 829-4768 to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor's proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Fund's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling (877) 829-4768 to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund's proxy voting record, it will send the information disclosed in the Fund's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling (877)829-4768 to obtain a hard copy. You may also obtain the Fund's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it
(Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on August 4, 2006.

TCW Strategic Income Fund, Inc.

APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT

TCW Strategic Income Fund, Inc. (the "Company") and TCW Investment Management Company (the "Adviser") are parties to an Investment Advisory and Management Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of the Company. At a meeting held on May 2, 2006, the Board of Directors of the Company re-approved the Advisory Agreement. The full Board of Directors, including the Independent Directors, considered the sufficiency of the information provided to assist them in their review of the Advisory Agreement and made assessments with respect to the Advisory Agreement. The Adviser provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The Independent Directors requested information from the Adviser, reviewed the material and determined that the material received was sufficient to allow the Board to make a determination regarding the Advisory Agreement. Discussed below are the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

●  Nature, Extent and Quality of Services. The Board considered the benefits to shareholders of continuing to retain the Adviser as the investment adviser to the Company, particularly in light of the nature, extent, and quality of services provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Company and whether the Adviser has sufficiently qualified personnel. The Board noted the background and experience of the Adviser's senior management and portfolio management personnel, and that the management expertise and amount of attention expected to be given to the Company by the Adviser is substantial. The Board considered the Adviser's ability to attract and retain qualified business professionals. The Board also considered the breadth of the Adviser's compliance program as well as the Adviser's compliance operations with respect to the Company. In this regard, the Board noted the significant efforts of the Adviser's compliance staff in administering the Company's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Company by the Adviser under the Advisory Agreement.

●  Investment Performance. The Board was provided with a report prepared by an independent third party consultant (the "Report"), which provided a comparative analysis of the performance of the Company to similar funds, including the short- and long-term performance of the Company. The Board reviewed information in the Report regarding the performance and expense levels of the Company as compared to other funds in its peer group and category, and considered the rankings given the Company in the Report. The Board considered information about the Company's historical performance, and noted

TCW Strategic Income Fund, Inc.

APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT (CONT'D)

that although the performance of the Company has been below the median performance of its peers for the one, three-, five- and ten-year periods, the Adviser has taken steps to address performance, including significant adjustments to the Company's investment strategy. The Board previously approved the strategy change as a means of addressing the Company's performance record. Information about the Company's investment strategy change is contained in the Company's December 31, 2005 annual report to shareholders.

●  Reasonableness of Advisory Fees and Profitability. The Board considered information in the Report and in materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients, as well as the total expenses of the Company. The Board noted that the advisory fee charged to the Company is higher than the advisory fee charged to certain separate accounts managed by the Adviser with a strategy similar to the Company's previous convertible securities strategy, but that the Adviser does not manage any separate accounts in a manner substantially similar to the current strategy of the Company. The Board also noted that the management fee charged to the Company was lower than the median management fee charged to funds in its category as presented in the Report and that the Company's expenses were lower than the median expenses of the funds in the Company's category. The Board also considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Company, including the overall financial soundness of the Adviser. The Board reviewed profitability information provided by the Adviser. Based on their evaluation of this information, the Board concluded that the contractual management fee of the Company under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

●  Economies of Scale. The Board considered the potential of the Adviser to experience economies of scale as the Company grows in size. The Board noted that the Company currently has a relatively low asset size and that, as a closed-end fund, there is limited potential for the Company to experience significant asset growth other than through capital appreciation and income production. On this basis, the Board concluded that the current fee structure reflected in the Advisory Agreement is appropriate.

●  Ancillary Benefits. The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser's relationship with the Company, including soft dollar arrangements and compensation for certain compliance support services. The Board noted that, in addition to the fees the Adviser received under the Advisory Agreement, the Adviser could receive additional benefits from the Company in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationship with the Company are consistent with the services provided by the Adviser to the Company.

After consideration of these factors, the Board (i) concluded that the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered and that the renewal of the Agreement would be in the best interests of the Company and its shareholders, and (ii) approved the renewal of the Advisory Agreement for an additional one year period subject to the terms of the Agreement.

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Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	August 24, 2006

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	August 24, 2006